Consolidated Statements of Loss and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Revenue [abstract]
Sales of uranium inventory	$ 13,854	$ 0
Cost of sales [Abstract]
Cost of uranium inventory	(11,035)	0
Gross profit	2,819	0
Expenses
Depreciation	(24)	(2)
Consulting fees	(166)	(144)
Management and directors' fees	(578)	(472)
Salaries, wages and benefits	(395)	(174)
Uranium storage fee	(595)	(214)
Investor communications and marketing expenses	(1,691)	(1,382)
Office and technology expenses	(319)	(109)
Transfer agent and regulatory fees	(492)	(464)
Insurance fees	(511)	(489)
Professional fees	(903)	(775)
Write-off of royalty option	0	(125)
Share-based compensation	(927)	(1,268)
Operating loss	(3,782)	(5,618)
Other items
Other income	146	0
Interest expense	(1,636)	(722)
Interest income	67	37
Gain on sale of marketable securities	0	126
Net foreign exchange loss	(653)	(272)
Loss before taxes	(5,858)	(6,449)
Deferred income tax recovery	15	2,192
Net loss for the year	(5,843)	(4,257)
Items that will not subsequently be re-classified to net income:
Gain on revaluation of short-term investments	108	16,242
Deferred tax expense on short-term investments	(15)	(2,192)
Item that may subsequently be re-classified to net income:
Foreign currency translation differences	819	612
Total other comprehensive income for the year	912	14,662
Total comprehensive income (loss) for the year	$ (4,931)	$ 10,405
Net loss per share, basic and diluted	$ (0.06)	$ (0.05)
Weighted average number of shares, outstanding, basic and diluted	97,948,882	88,268,372